Share capital	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Share capital
12.	Share capital:

(a)	Common shares:

The Company has 25,000,000 Class B common shares and 100 Class C common shares authorized. For each of these classes of common share, there are nil shares issued and outstanding at December 31, 2013 (2012—nil).

The Company has a dividend reinvestment program (“DRIP”) that allows interested shareholders to reinvest all or a portion of cash dividends received on the Company’s common shares. If new common shares are issued by the Company, the reinvestment price is equal to the average price of the Company’s common shares for the five days immediately prior to the reinvestment, less a discount. The discount rate is set by the Board of Directors and is currently 3%. If common shares are purchased in the open market, the reinvestment price is equal to the average price per share paid.

On January 19, 2012, the Company accepted the re-purchase of 11,300,000 Class A common shares at a price of $15.00 per share, for an aggregate cost of $170,609,000 including fees and expenses of $1,110,000 relating to the tender offer.

On February 26, 2012, the Company adopted an open market share repurchase plan of up to $50,000,000 of its Class A common shares. During year ended December 31, 2012, 148,101 Class A common shares were repurchased via the open market repurchase plan for $2,203,000.

On November 25, 2013, the Company issued 3,500,000 Class A common shares at a price of $22.00 per share for gross proceeds of approximately $77,000,000.

(b)	Preferred shares:

The Company had the following preferred shares outstanding:

			Liquidation preference
	Shares		December 31, 2013	December 31, 2012
Series	Authorized	Issued
A	315,000	200,000	$344,262	$305,872
B	260,000	—	—	—
C	40,000,000	13,665,531	341,638	350,000
D	20,000,000	5,105,000	127,625	77,625
R	1,000,000	—	—	—

(i)	Series A preferred shares:

The Series A preferred shares accrue a 12% non-cash cumulative dividend per annum until January 31, 2014, which may increase to 15% per annum thereafter as described below.

The Series A preferred shares automatically convert to class A common shares at a price of $15.00 per share (the “Exercise Price”) at any time on or after January 31, 2014 if the trailing 30 day average trading price of the common shares is equal to or above the Exercise Price.

On January 30, 2014, the Company’s outstanding 200,000 Series A preferred shares automatically converted into a total of 23,177,175 Class A common shares.

(ii)	Series B preferred shares:

The Series B preferred shares were issued for cash and paid cumulative quarterly dividends in cash at a rate of 5% per annum from their issuance date of May 27, 2010 to June 30, 2012, 8% per annum from July 1, 2012 to June 30, 2013 and 10% per annum thereafter. On November 30, 2011, the outstanding Series B preferred shares were redeemed for $24,600,000.

(iii)	Series C preferred shares:

In 2011, the Company issued 14,000,000 Series C preferred shares for gross proceeds of $350,000,000 which excludes accrued dividends to May 25, 2011. The Series C preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 9.5% per annum from their date of issuance. At any time on or after January 30, 2016, the Series C preferred shares may be redeemed, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. If the Company fails to comply with certain covenants, default on any of its credit facilities, fails to pay dividends or if the Series C preferred shares are not redeemed at the option of the Company, in whole by January 30, 2017, the dividend rate payable on the Series C preferred shares increases quarterly, subject to an aggregate maximum rate per annum of 25% prior to January 30, 2016 and 30% thereafter, to a rate that is 1.25 times the dividend rate payable on the Series C preferred shares. The Series C preferred shares are not convertible into common shares and are not redeemable at the option of the holder. The initial dividend on the Series C preferred shares was paid on May 2, 2011.

In September 2013, the Company repurchased 320,000 of its 9.5% Series C Preferred Shares at $26.50 per share for a total of approximately $8,560,000. On September 11, 2013, the Company authorized the repurchase of up to $25,000,000 of its 9.5% Series C preferred shares. The share repurchase authorization expires in July 2014 and repurchase activity will depend on factors such as working capital needs, repayment of debt, Series C preferred share price and economic and market conditions. Share repurchases may be effected from time to time through open market purchases, and the repurchase program may be suspended, delayed or discontinued at any time. During the year ended December 31, 2013, 14,469 Series C preferred shares were repurchased for a total of approximately $390,000 via the open market repurchase plan.

(iv)	Series R preferred shares:

On April 19, 2011, the Company authorized 1,000,000 shares of Series R participating preferred stock with a par value of $0.01 per share. Each share of the Series R participating preferred stock entitles the holder to 1,000 votes on all matters submitted to a vote of the shareholders of the Company. The Series R participating preferred shares rank junior to all other series of the Company’s preferred shares. As of December 31, 2013, there are no Series R participating preferred stock outstanding (2012—nil).

(v)	Series D preferred shares:

On December 13, 2012, the Company issued 3,105,000 Series D preferred shares for gross proceeds of $77,625,000. On November 8, 2013, the Company issued an additional 2,000,000 Series D preferred shares for gross proceeds of $50,000,000. The Series D preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 7.95% per annum from their date of issuance. At any time on or after January 30, 2018, the Series D preferred shares may be redeemed by the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. The Series D preferred shares are not convertible into common shares and are not redeemable at the option of the holder.